Consolidated Balance Sheets (March 31, 2012 unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash	$ 3,060,279	$ 5,251,148		$ 645,596
Restricted cash	449,940	335,793		110,016
Short-term investments and accrued interest receivable	566,541	564,927		626,879
Short-term investments - restricted	383,801	382,269		418,654
Accounts receivable	856,909	2,064,939	[1]	3,198,632
Grant receivable- U.S. Treasury 1603 cash grant		6,284,476
Promissory note receivable, including interest				5,264,093
Work-in-progress	720,169
Inventory	264,899	270,873	[1]	1,636,234
Reimbursable project costs				415,029
Costs and estimated profits in excess of billings				661,418
Other current assets	854,413	664,955		138,971
Current deferred income taxes	12,000	108,000		1,289,000
Total current assets	7,168,951	15,927,380		14,404,522
PROPERTY AND EQUIPMENT, Net	25,380,698	25,846,403	[1]	488,889
OTHER ASSETS
Investment, at cost	413,000	400,000
Escrow cash reserves for contractual commitments	948,530	900,870
Project development costs	330,439	283,141		2,851,450
Deferred income tax asset	206,000			348,000
Total other assets	3,132,472	1,597,618		3,199,450
Deferred offering and loan costs	256,315	13,607
Intangible assets	773,456
Goodwill	204,732
TOTAL ASSETS	35,682,121	43,371,401		18,092,861
CURRENT LIABILITIES
Accounts payable	751,197	3,828,276		1,105,360
Short-term notes payable	342,518	2,964,703	[1]	411,167
Accrued liabilities	1,330,128	1,097,338		519,252
Customer deposits				26,940
Payable to former owners of acquired company	1,191,722
Income taxes payable		90,000
Deferred revenue - license arrangement and other	220,494	697,281		275,571
Promissory notes payable, including interest	231,804	4,576,063	[1]	10,328,008
Current portion of promissory notes payable	231,804	4,576,063
Derivative liabilities- interest rate swap	214,311	199,946
Current portion of nonrecourse debt	760,785	737,167
Total current liabilities	5,042,959	14,190,774		12,666,298
LONG-TERM LIABILITIES
Nonrecourse debt, net of current portion	10,260,352	10,650,328	[1]
Promissory notes payable, net of current portion	2,604,596		[1]
Derivative liabilities- interest rate swap	984,860	812,553
Deferred revenue - license arrangement and 1603 Grant, net of current portion	2,123,397	2,186,089		879,000
Deferred revenue - power purchase contract	3,959,263	3,720,373	[1]
Deferred income taxes		157,000
Total long-term liabilities	19,932,468	17,526,343		879,000
REDEEMABLE PREFERRED MEMBERSHIP INTERESTS	2,518,450	2,543,635
CUMULATIVE PREFERRED STOCK OF SUBSIDIARY	180,000	180,000
Controlling interest in equity:
Preferred Stock, 20,000,000 shares authorized Series A convertible preferred stock - $.0001 par value, 4,820,000 issued and outstanding as of March 31, 2012 and December 31, 2011	2,526,660	2,527,731		2,527,731
Common Stock - $.0001 par value; 100,000,000 shares authorized, 22,754,205 and 22,059,803 issued and 22,564,601 and 21,870,199 outstanding June 30, 2012 and December 31, 2011, respectively	2,276	2,206		2,123
Additional paid-in capital	9,309,009	8,550,435		6,679,294
Treasury stock, 189,604 shares held by the Company at June 30, 2012 and December 31, 2011	(218,965)	(218,965)		(73,926)
Accumulated deficit	(16,371,506)	(14,650,814)		(17,475,835)
Noncontrolling interest in equity	1,368,367	1,327,653		69,150
Total stockholders' equity	8,008,244	8,930,649		4,547,563
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	35,682,121	43,371,401		18,092,861
Series B Convertible Preferred Stock Member
Controlling interest in equity:
Preferred Stock, 20,000,000 shares authorized Series A convertible preferred stock - $.0001 par value, 4,820,000 issued and outstanding as of March 31, 2012 and December 31, 2011	$ 11,392,403	$ 11,392,403		$ 12,819,116

[1]	Derived from December 31, 2011 audited financial statements